UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  Carnegie Hall Tower
          152 West 57th Street, 46th Floor
          New York, NY  10019

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-277-5606

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue                 New York, NY               May 10, 2013
       ----------------                 ------------               ------------
         [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           72
                                         -----------

Form 13F Information Table Value Total:  $   116,698
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AGRIUM INC                     COM              008916108         473       4,850 SH       SOLE                    4,850      0    0
ALLEGHANY CORP DEL             COM              017175100         792       2,000 SH       OTHER      1            2,000      0    0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156         164      10,822 SH       SOLE                   10,822      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784      10,130     260,944 SH       SOLE                  260,944      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784       1,650      42,500 SH       OTHER      1           42,500      0    0
AMERICAN INTL GROUP INC        COM NEW          026874784         753      19,400 SH  CALL SOLE                   19,400      0    0
APPLE INC                      COM              037833100         939       2,121 SH       SOLE                    2,121      0    0
APPLE INC                      COM              037833100       2,656       6,000 SH       OTHER      1            6,000      0    0
APPLE INC                      COM              037833100       3,630       8,200 SH  CALL SOLE                    8,200      0    0
ATLANTICUS HLDGS CORP          COM              04914Y102          50      14,918 SH       SOLE                   14,918      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       7,418      71,186 SH       SOLE                   71,186      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       5,502      52,800 SH  CALL SOLE                   52,800      0    0
BIG LOTS INC                   COM              089302103       1,058      30,000 SH       OTHER      1           30,000      0    0
BLUCORA INC                    COM              095229100       2,655     171,500 SH       OTHER      1          171,500      0    0
BLYTH INC                      COM NEW          09643P207         301      17,346 SH       SOLE                   17,346      0    0
BLYTH INC                      COM NEW          09643P207         519      29,900 SH  CALL SOLE                   29,900      0    0
BODY CENT CORP                 COM              09689U102       1,598     170,000 SH       OTHER      1          170,000      0    0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104         912      25,000 SH       OTHER      1           25,000      0    0
BURGER KING WORLDWIDE INC      COM              121220107         191      10,000 SH       SOLE                   10,000      0    0
CANADIAN PAC RY LTD            COM              13645T100       6,524      50,000 SH  CALL SOLE                   50,000      0    0
CINCINNATI BELL INC NEW        COM              171871106       1,874     575,068 SH       SOLE                  575,068      0    0
CINCINNATI BELL INC NEW        COM              171871106         740     226,900 SH  CALL SOLE                  226,900      0    0
CITIGROUP INC                  COM NEW          172967424       3,184      71,962 SH       SOLE                   71,962      0    0
COACH INC                      COM              189754104       2,674      53,500 SH       OTHER      1           53,500      0    0
COINSTAR INC                   COM              19259P300       3,505      60,000 SH       OTHER      1           60,000      0    0
CYRUSONE INC                   COM              23283R100         345      15,100 SH  CALL SOLE                   15,100      0    0
DECKERS OUTDOOR CORP           COM              243537107       3,391      60,881 SH       SOLE                   60,881      0    0
DELIA'S INC NEW                COM              246911101       2,940   2,968,436 SH       SOLE                2,968,436      0    0
DINEEQUITY INC                 COM              254423106         369       5,367 SH       SOLE                    5,367      0    0
ECHOSTAR CORP                  CL A             278768106         321       8,238 SH       SOLE                    8,238      0    0
E M C CORP MASS                COM              268648102       2,628     110,000 SH       OTHER      1          110,000      0    0
FIRST AMERN FINL CORP          COM              31847R102       4,259     166,546 SH       OTHER      1          166,546      0    0
FRANKLIN COVEY CO              COM              353469109         218      15,000 SH       SOLE                   15,000      0    0
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107         147      51,100 SH  PUT  SOLE                   51,100      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104       3,064      20,819 SH       SOLE                   20,819      0    0
GRAMERCY CAP CORP              COM              384871109         625     120,022 SH       SOLE                  120,022      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101         323       9,800 SH  CALL SOLE                    9,800      0    0
ICONIX BRAND GROUP INC         COM              451055107       1,245      55,800 SH       OTHER      1           55,800      0    0
IDT CORP                       CL B NEW         448947507         457      37,860 SH       OTHER      1           37,860      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102       2,594     430,192 SH       SOLE                  430,192      0    0
IRIDIUM COMMUNICATIONS INC     COM              46269C102         119      19,700 SH  CALL SOLE       1           19,700      0    0
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114         238      16,700 SH       SOLE                   16,700      0    0
PENNEY J C INC                 COM              708160106         183      12,100 SH       SOLE                   12,100      0    0
KOHLS CORP                     COM              500255104       2,537      55,000 SH       OTHER      1           55,000      0    0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105         425      40,100 SH       SOLE                   40,100      0    0
MBIA INC                       COM              55262C100         567      55,200 SH       SOLE                   55,200      0    0
MICROSOFT CORP                 COM              594918104         481      16,800 SH  CALL SOLE                   16,800      0    0
MILLER INDS INC TENN           COM NEW          600551204       1,043      65,000 SH       OTHER      1           65,000      0    0
MITCHAM INDS INC               COM              606501104         846      50,000 SH       OTHER      1           50,000      0    0
NETFLIX INC                    COM              64110L106       3,005      15,875 SH       SOLE                   15,875      0    0
OCEAN SHORE HLDG CO NEW        COM              67501R103         186      12,367 SH       SOLE                   12,367      0    0
OM GROUP INC                   COM              670872100       1,327      56,500 SH       OTHER      1           56,500      0    0
PRIMUS TELECOMMUNICATIONS GR   COM              741929301       1,132     102,385 SH       SOLE                  102,385      0    0
PROMOTORA DE INFORMACIONES S   ADR CL A SHS     74343G204         409     372,216 SH       SOLE                  372,216      0    0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       1,853   1,506,209 SH       SOLE                1,506,209      0    0
READING INTERNATIONAL INC      CL A             755408101         225      40,235 SH       OTHER      1           40,235      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F103         439       2,800 SH  PUT  SOLE                    2,800      0    0
SAFETY INS GROUP INC           COM              78648T100         683      13,900 SH       OTHER      1           13,900      0    0
SANOFI                         RIGHT 12/31/2020 80105N113          89      50,000 SH       SOLE                   50,000      0    0
SEARS HOMETOWN & OUTLET STOR   COM              812362101       1,654      40,991 SH       SOLE                   40,991      0    0
SKULLCANDY INC                 COM              83083J104       1,531     290,000 SH       OTHER      1          290,000      0    0
SPARK NETWORKS INC             COM              84651P100       1,655     235,060 SH       SOLE                  235,060      0    0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109         308      16,200 SH       SOLE                   16,200      0    0
TELULAR CORP                   COM NEW          87970T208       1,509     150,000 SH       OTHER      1          150,000      0    0
TETRA TECH INC NEW             COM              88162G103       1,494      49,000 SH       OTHER      1           49,000      0    0
HOWARD HUGHES CORP             COM              44267D107       6,577      78,479 SH       SOLE                   78,479      0    0
VONAGE HLDGS CORP              COM              92886T201         318     110,000 SH       OTHER      1          110,000      0    0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119         245      20,475 SH       SOLE                   20,475      0    0
WESTERN DIGITAL CORP           COM              958102105       2,011      40,000 SH       OTHER      1           40,000      0    0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119          33      12,569 SH       SOLE                   12,569      0    0
XPO LOGISTICS INC              NOTE 4.500%10/0  983793AA8         475     400,000 SH       OTHER      1          400,000      0    0
YAHOO INC                      COM              984332106         282      14,189 SH       SOLE                   14,189      0    0